MFS(R) International New Discovery Fund

  Supplement to the Current Statement of Additional Information - Part I

Effective immediately, the sub-section entitled "Compensation" under Appendix C entitled "Portfolio Manager(s)" is restated in its entirety as follows:

The performance bonus is based on a combination of quantitative and qualitative factors.

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index with respect to each account. (Generally the benchmark used is a benchmark index set forth in the Fund's prospectus to which the Fund's performance is compared. With respect to Funds with multiple portfolio managers, the index used may differ for each portfolio manager, and may not be a benchmark index set forth in the Fund's prospectus, but will be an appropriate benchmark index based on the respective portfolio manager's role in managing the Fund.) Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of October 31, 2007. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

-------------------------- -----------------------------------------------------
Name of Portfolio Manager          Dollar Range of Equity Securities in Fund
-------------------------- -----------------------------------------------------
David A. Antonelli                                   F
-------------------------- -----------------------------------------------------
Peter F. Fruzzetti                                   N
-------------------------- -----------------------------------------------------
Jose Luis Garcia                                     A
-------------------------- -----------------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of fiscal year ended September 30, 2007 were as follows:

------------------ -------------------------------- ------------------------------ -----------------------------
                   Registered Investment Companies    Other Pooled Investment             Other Accounts
                                                              Vehicles
------------------ -------------------------------- ------------------------------ -----------------------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Name                   Number       Total Assets*    Number of     Total Assets     Number of    Total Assets
                    of Accounts*                     Accounts                       Accounts
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
David A.                 2          $6.2 billion         0             N/A              1        $42.7 million
Antonelli
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Peter F.                 1          $5.0 billion         1        $38.6 million         0             N/A
Fruzzetti
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Jose Luis Garcia         7          $12.7 billion        1        $794.4 million        2        $37.0 million
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------

----------------
* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

             The date of this Supplement is December 1, 2007.